COMMITMENTS AND CONTINGENCIES (Details Narrative) - USD ($)	3 Months Ended	11 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2024
Roth Captial Partners L L C [Member]
Loss Contingencies [Line Items]
Business Combination, Step Acquisition, Equity Interest in Acquiree, Percentage	3.00%	3.00%	3.00%
Proceeds from public offering	$ 30,000		$ 30,000
Over-Allotment Option [Member] | Roth Captial Partners L L C [Member]
Loss Contingencies [Line Items]
Proceeds from public offering	$ 34,500		$ 34,500
Underwriting Agreement [Member]
Loss Contingencies [Line Items]
Shares Issued, Price Per Share	$ 0.20	$ 0.20	$ 0.20
Other Expenses	$ 2,000,000	$ 2,000,000
Underwriting Agreement [Member] | Over-Allotment Option [Member]
Loss Contingencies [Line Items]
Other Expenses	$ 2,300,000	$ 2,300,000
Underwriting Agreement [Member] | Over-Allotment Option [Member] | Maximum [Member]
Loss Contingencies [Line Items]
Number of additional units issued in transaction	1,500,000	1,500,000	1,500,000